Summary of Valuation Allowance (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Beginning balance
Charged to costs and expenses	1,386,362
Charged to equity	7,227,417
Ending balance	$ 8,613,779